Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cashflow from operating activities
Interest received	$ 390,128	$ 496,159	$ 590,548
Royalty and license income received	103,031	96,189	122,631
Grant Income	26,949	41,629	57,235
Payment of lease interest	(5,782)	(5,147)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(51,894,593)	(16,437,147)	(26,910,026)
Research and development tax incentive scheme credit received	5,834,100	10,118,697	9,097,525
Net cash flows used in operating activities	(45,546,167)	(5,689,620)	(17,042,087)
Cash flow from investing activities:
Purchase of plant and equipment	(12,702)	(2,531)	(10,398)
Proceeds from sale of financial assets	669,184	335,746	250,241
Net cash used in investing activities	656,482	333,215	239,843
Cash flows from financing activities:
Payment of lease liabilities	(87,373)	(66,781)
Net proceeds on issue of shares	105,477,591	32,951,692	9,069,584
Net proceeds on issuance of pre-funded warrants	11,546,029
Cash received for ordinary shares issued on exercise of options		284,828
Net cash provided by financing activities	116,936,247	33,169,739	9,069,584
Increase in cash and cash equivalents	72,046,562	27,813,334	(7,732,660)
Effects of exchange rate changes on the balance of cash held in foreign currencies	3,495,757	(284,296)	(1,225,847)
Cash and cash equivalents at beginning of period	42,650,858	15,121,820	24,080,327
Cash and cash equivalents at end of period	$ 118,193,177	$ 42,650,858	$ 15,121,820